Fees Summary	Oct. 17, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,908,000
Previously Paid Amount	0.00
Total Fee Amount	904.51
Total Offset Amount	0.00
Net Fee	904.51
Narrative - Max Aggregate Offering Price	$ 5,908,000
Final Prospectus	true